Secured Term Loan Facilities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Due within one year	$ 60,750,308	$ 26,842,508
Due in two years	50,850,308	26,842,508
Due in three years	50,850,308	26,842,508
Due in four years	154,023,521	26,842,508
Due in five years	134,010,125	135,865,721
Due in more than five years
Total secured term loan facilities	450,484,570	243,235,753
Less: current portion	60,750,308	26,842,508
Secured term loan facilities, non-current portion	$ 389,734,262	$ 216,393,245